Document and Entity Information	Aug. 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2021
Entity Registrant Name	Viant Technology Inc.
Entity Central Index Key	0001828791
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-40015
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3447553
Entity Address, Address Line One	2722 Michelson Drive
Entity Address, Address Line Two	Suite 1000
Entity Address City Or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
Local Phone Number	861-8888
City Area Code	949
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security12b Title	Class A common stock, par value $0.001 per share
Trading Symbol	DSP
Name of each exchange on which registered	NASDAQ